Long Term Debt (Midstream Holdings Revolving Credit Facility) (Details) - Midstream Holdings Revolving Credit Facility - Wells Fargo		12 Months Ended
	Dec. 22, 2014 USD ($)	Dec. 31, 2015 USD ($)
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum credit amount	$ 300,000,000
Borrowings outstanding		$ 17,000,000
Average daily balance of credit facility		$ 62,000,000
Weighted average annual interest rate percentage		2.50%
Interest coverage ratio (at least)	2.50
Consolidated total leverage ratio (not more than)	4.25
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee (percentage)	0.375%
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee (percentage)	0.50%
Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Interest rate spread (percentage)	2.25%
Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Interest rate spread (percentage)	3.00%
Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Interest rate spread (percentage)	0.50%
Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Interest rate spread (percentage)	1.00%
Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Interest rate spread (percentage)	1.25%
Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Interest rate spread (percentage)	2.00%
Letters of Credit
Debt Instrument [Line Items]
Maximum credit amount	$ 25,000,000
Borrowings outstanding		$ 0